Earnings Per Share - Schedule of Basic and Diluted Earning Per Shares Attributable to Company (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended															6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net loss attributable to Global Brass and Copper Holdings, Inc.	$ 7,501	$ 11,032	[1]	$ (20,005)	[1]	$ 13,993	[1]	$ 23,590	[1]	$ 7,283	[1]	$ 10,201	[1]	$ 14,058	[1]	$ (5,744)	$ (6,012)	$ 24,259	$ 5,020	$ 31,542	$ 12,521	$ 55,132	$ 41,633
Denominator
Weighted-average common shares outstanding																21,110,000	21,110,000				21,110,000	21,110,000	21,110,000
Effect of potentially dilutive securities:
Stock options and nonvested share awards
Weighted-average common shares outstanding, assuming dilution																21,110,000	21,110,000
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$ 0.36	$ 0.52	[1]	$ (0.95)	[1]	$ 0.66	[1]	$ 1.12	[1]	$ 0.35	[1]	$ 0.48	[1]	$ 0.67	[1]	$ (0.27)	$ (0.28)	$ 1.15	$ 0.24	$ 1.49	$ 0.59	$ 2.61	$ 1.97
Diluted																$ (0.27)	$ (0.28)

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".